Comparative information 2021 - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Total	€ (90)	€ (121)
IFRS4 and IAS39 [Member] | Previously Reported [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excluding receivables			€ 11
Impairment reversals on financial assets, excluding receivables			(42)
Impairment charges and reversals on non-financial assets and receivables			48
Total			€ 16